Pledged Assets (Tables)	6 Months Ended
Sep. 30, 2012
Schedule Of Assets Mortgaged Pledged Or Otherwise Subject To Liens

September 30, 2012
(in millions)
Trading account securities	¥10,704,141
Investment securities	6,288,317
Loans	6,843,266
Other	64,728

Total	¥23,900,452

Schedule Of Pledged Assets Classified By Type Of Liabilities

September 30, 2012
(in millions)
Deposits	¥252,426
Call money and funds purchased	535,193
Payables under repurchase agreements and securities lending transactions	13,039,865
Other short-term borrowings and long-term debt	10,011,755
Other	61,213

Total	¥23,900,452